Non-controlling Interests - Summary of Financial Information for IsoEnergy Ltd (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of noncontrolling interests [line items]
Cash	$ 201,804
Marketable securities	9,315	$ 0
Total assets	546,563	357,392
Current liabilities	8,205	7,322
Total liabilities	85,215	238,140
Loss from operations	(125,826)	(113,788)
Loss and comprehensive loss	(122,213)	(116,618)
Net cash flow from operating activities	(16,788)	(10,628)
Net cash flow from investing activities	(46,713)	(18,233)
Net cash flow from financing activities	191,351	51,227
Net increase (decrease) in cash	127,782	21,904
Subsidiaries with material non-controlling interests [member]
Disclosure of noncontrolling interests [line items]
Cash	13,617	14,035
Other current assets	236	265
Marketable securities	9,315
Non-current assets	61,022	53,923
Total assets	84,190	68,223
Current liabilities	641	305
Non-current liabilities	27,636	14,831
Total liabilities	28,277	15,136
Loss from operations	15,781	9,543
Loss and comprehensive loss	10,819	9,616
Net cash flow from operating activities	(2,751)	(2,532)
Net cash flow from investing activities	(5,336)	(5,664)
Net cash flow from financing activities	7,669	15,643
Net increase (decrease) in cash	$ (418)	$ 7,447